BUSINESS - NATURE OF ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business - Nature Of Organization
BUSINESS - NATURE OF ORGANIZATION
Note 1.   Nature of Organization

Organization and Operations

Nexeon MedSystems Inc (“Nexeon” or the “Company”) was incorporated in the State of Nevada on December 7, 2015. We are a development stage enterprise focusing on the development and commercialization of physician-driven, medical device innovations. As a bioelectronics company developing active medical devices for the treatment of chronic medical conditions, we are developing solutions with a unique blend of traditional device technologies such as electronics, software, mechanical engineering, and material science. The Company’s primary purposes are to develop and commercialize the drug-eluting balloon technology acquired in the acquisition of Nexeon MedSystems, Inc., a private Delaware corporation (“NXDE”) and to commercialize the implantable neurotechnology and recording platform to be applied for the relief of chronic diseases and disorders, upon completing the acquisition of Nexeon Medsystems Belgium, SPRL (“NMB”), as well as acquire medical device manufacturing capability. During 2016, the Company formed the following wholly owned subsidiaries: Nexeon Medsystems Europe, SARL (“Nexeon Europe”), Nexeon Medsystems Puerto Rico Operating Company Corporation (“NXPROC”), and Pulsus Medical LLC. Nexeon Europe is the holding company for NXPROC and NMB, subject to the acquisition. NXPROC is focused on research and development, software development and data analysis for the implantable neurotechnology. Pulsus Medical, LLC will conduct research and development on the cardiovascular disease technology.

Unless the context otherwise requires, references to “we,” “our,” “us,” “Nexeon” or the “Company” in these Notes mean Nexeon MedSystems Inc, a Nevada corporation, on a consolidated basis with its wholly-owned subsidiaries, as applicable.

NOTE 1 – BUSINESS – NATURE OF ORGANIZATION

Nexeon MedSystems Inc (the “Company” or “Nexeon”) was incorporated in the State of Nevada on December 7, 2015. We are a development stage enterprise focusing on the development and commercialization of physician-driven, medical device innovations. The Company’s primary purposes are to develop and commercialize the drug-eluting balloon technology acquired in the acquisition of Nexeon MedSystems, Inc., a private Delaware corporation (“NXDE”) and to commercialize the implantable neurotechnology and recording platform to be applied for the relief of chronic diseases and disorders, upon completing the acquisition of Nexeon Medsystems Belgium, SPRL (“NMB”), as well as acquire medical device manufacturing capability.

During 2016, the Company formed the following wholly owned subsidiaries: Nexeon Medsystems Europe, SARL (“Nexeon Europe”), Nexeon Medsystems Puerto Rico Operating Company Corporation (“NXPROC”), and Pulsus Medical LLC. Nexeon Europe is the holding company for NXPROC and NMB, subject to the acquisition. NXPROC is focused on research and development, software development and data analysis for the implantable neurotechnology. Pulsus Medical, LLC will conduct research and development on the cardiovascular disease technology.

Acquisitions

On February 16, 2016, NXDE entered into an Agreement and Plan of Merger (“Merger Agreement”) with the Company, pursuant to which NXDE was acquired by the Company, with the Company continuing as the surviving entity. The transaction is being accounted for as a business combination. The primary reason for the acquisition of NXDE was to acquire unique intellectual property owned by NXDE and technical knowledge retained by NXDE and to further develop these technologies for potential commercialization. The foregoing transaction is referred to herein as the “Merger.” The effective date of the Merger was February 16, 2016 and 100% of the equity voting interest was acquired.

In exchange for 100% of the issued and outstanding preferred stock of NXDE, immediately prior to the closing of the Merger, the Company issued 1,659,943 shares of common stock to the preferred stockholders of NXDE. As a result of the Merger, the stockholders of the NXDE acquired 9.67% of the Company's issued and outstanding common stock as of the effective date of the Merger.

In addition, the Merger Agreement provides for the conversion of debt of NXDE under the provisions of the Private Placement of the Company. See Note 10 - Equity for details on the Private Placement.

The Merger Agreement further provides for the payment of a royalty to a limited liability company to be formed by the former preferred shareholders of NXDE (the “Royalty”). The Royalty payment is equal to 3% of net product sales made by the Company that directly result from the patent portfolio of NXDE and has a term coinciding with the term of the Company’s patent portfolio.

Pursuant to the Merger Agreement, the Company exchanged $645,000 in NXDE stockholder loans and $176,482 in accrued interest related to those loans for 821,482 Units in the Private Placement, each Unit consisting of one share of restricted common stock and one common stock purchase warrant. $202,825 in accrued interest related to those loans was cancelled. See Note 10 - Equity for additional information regarding the Private Placement.

The Company considered the provisions of ASC 845 Nonmonetary transaction whereby assets acquired in exchange for another nonmonetary asset is the fair value of the assets surrendered or received, whichever is more clearly evident. Due to the lack of trading activity of the Company’s common stock surrendered in the acquisition, the Company has determined that the fair value of the assets acquired, less liabilities assumed of NXDE is a more clearly evident value of the consideration transferred in the acquisition.

The aggregate fair market value of the consideration issued $4,505,486, was determined based on the fair market value of the assets received in the acquisition less the liabilities assumed through the acquisition. 1,659,943 shares of the Company's par value $.001 common stock were transferred for all the issued and outstanding preferred stock of NXDE.

The following table shows the allocation of the purchase price of the identified assets acquired and liabilities assumed.

Cash and cash equivalents	$—
Patents, net	6,120,000
Total identifiable assets	6,120,000
Accounts payable	(89,152)
Accrued liabilities	(12,986)
Accrued interest payable – stockholders	(542,376)
Notes payable – stockholders	(970,000)
Total liabilities assumed	(1,614,514)

Total Purchase Price	$4,505,486

Patent License Asset Purchase Agreement

On September 29, 2016, William Rosellini (“Licensee”), the Chief Executive Officer, a Director and a majority shareholder of the Company, entered into a patent license agreement (the “License Agreement”) with Magnus IP GmbH, incorporated and existing under the laws of Germany (“Magnus” or “Licensor”). Pursuant to the terms of the License Agreement, Magnus granted to Mr. Rosellini, and his “Affiliates” (an entity that Mr. Rosellini has ownership, directly or indirectly, of 50% or more of the voting equity of such entity), a non-exclusive, non-transferable, non-assignable without the right to sublicense worldwide license under the Licensed Patents (described below), to make, have made, use, import, export, distribute, sell, offer for sale, develop and advertise Licensed Products.

On December 15, 2016, pursuant to the terms of the License Agreement, Mr. Rosellini sold, assigned and transferred any and all of his right, title and interest in and to the License owned by him related to the Siemens Patents to the Company pursuant to the Patent License Asset Purchase Agreement (the “Purchase Agreement”). As consideration for the transfer of the Siemens Patents and the License related thereto, the Company paid to Mr. Rosellini the sum of $140,000 in cash and will issue to Mr. Rosellini 3,050,000 shares of the Company’s restricted common stock valued at $3,050,000. The Company has not yet issued the shares of restricted common stock.